Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 4,705	$ 19,998
Trade and other receivables (Note 7)	5,102	5,269
Inventories (Note 8)	8,069	7,159
Prepaid expenses	2,200	1,914
Derivative instruments (Note 26)		585
Current assets	20,076	34,925
Non-current assets
Restricted cash	4,082	4,007
Inventories (note 8)	1,339	1,339
Property, plant and equipment (Note 9)	259,319	190,389
Deferred tax assets (Note 24)		343
Total assets	284,816	231,003
Current liabilities
Trade and other payables	21,131	22,709
Deferred revenue (Note 10)	3,972	2,029
Derivative instruments (Note 11)	4,568	4,440
Loan payable (Note 13)	5,564
Glencore pre-payment facility (Note 14)	2,862	5,602
Government loan (Note 15)	947
Current liabilities	39,044	34,780
Non-current liabilities
Other long-term liabilities	4,619	5,645
Deferred revenue (Note 10)	19,350	22,978
Convertible debenture (Note 11)	9,953	9,935
Promissory note (Note 12)	5,000
Government loan (Note 15)	3,552
Post-employment benefit obligations (Note 16)	13,398	10,137
Decommissioning provision (Note 17)	8,279	7,765
Deferred tax liabilities (Note 24)	459	750
Total liabilities	103,654	91,990
Equity
Share capital (Note18)	350,707	284,673
Equity reserve	42,378	38,061
Foreign currency translation reserve	6,842	6,695
Deficit	(230,253)	(203,138)
Attributable to shareholders of the Company	169,674	126,291
Non-controlling interests (Note 20)	11,488	12,722
Total equity	181,162	139,013
Total liabilities and equity	$ 284,816	$ 231,003